Note 15 - Income Taxes - Deductible Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	$ 92,792	$ 97,662
Non-capital losses [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	70,659	69,925
Excess of tax value of exploration and evaluation assets over book values [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	17,261	21,103
Financing fees [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	1,737	3,657
Other deductible temporary differences for which no deferred tax assets have been recognized [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	$ 3,135	$ 2,977